Tax On Profit On Ordinary Activities - Tax on Items Charged to Equity and Comprehensive Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Deferred tax - share-based compensation	£ (3,270)	£ (1,015)	£ (4,077)
Current tax - share-based compensation	(6,639)	(2,821)	(2,159)
Total credit to equity and statement of comprehensive income	£ (9,909)	£ (3,836)	£ (6,236)